Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Operating activities
Profit (loss) for the year	$ (944)		$ (588)
Depreciation and amortization	1,510		1,619
Provision for (recovery of) income taxes	(192)		120
Asset impairments	1,244		2,690
Gain on sale of investments and assets	(75)		(17)
Loss on debt redemption or purchase	11		224
Gain on debt prepayment option	0		(105)
Net finance expense	268		218
Income taxes paid	(233)		(595)
Remeasurement of decommissioning and restoration provisions for closed operations		$ 169		$ 104
Other	46		(26)
Net change in non-cash working capital items	(241)		(160)
Net cash from operating activities	1,563		3,484
Investing activities
Expenditures on property, plant and equipment	(3,129)		(2,788)
Capitalized production stripping costs	(499)		(680)
Expenditures on investments and other assets	(190)		(178)
Proceeds from investments and assets	146		80
Net cash used in investing activities	(3,672)		(3,566)
Financing activities
Proceeds from debt		2,426		0
Redemption or purchase and repayment of debt	(457)	(268)	(835)
Revolving credit facilities		$ 363		$ 0
Repayment of lease liabilities	(163)		(150)
QB2 advances from SMM/SC	41		938
QB2 equity contributions by SMM/SC	0		797
QB2 partnering and financing transaction costs paid	(8)		(113)
Interest and finance charges paid	(355)		(386)
Issuance of Class B subordinate voting shares	1		10
Purchase and cancellation of Class B subordinate voting shares	(207)		(661)
Dividends paid	(106)		(111)
Distributions to non-controlling interests	(7)		(26)
Net cash used in financing activities	1,528		(537)
Effect of exchange rate changes on cash and cash equivalents	5		(89)
Net increase (decrease) in cash and cash equivalents	(576)		(708)
Cash and cash equivalents at beginning of year	1,026		1,734
Cash and cash equivalents at end of year	$ 450		$ 1,026